Stockholders' equity (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Capital stock [Abstract]
Shares outstanding (in shares)	102,182,841	102,182,841
Net tax profit account (CUFIN) [Abstract]
Income tax rate on CUFIN dividends	10.00%
Period of credit against income tax on CUFIN dividends not drawn	2 years
Capital decreases [Abstract]
Capital Contribution Account balance	$ 4,590,566	$ 4,379,058
CUFIN generated up to December 31, 2013 [Member]
Net tax profit account (CUFIN) [Abstract]
Net tax profit account balance	3,514,258	3,326,220
CUFIN generated beginning 2014 [Member]
Net tax profit account (CUFIN) [Abstract]
Net tax profit account balance	$ 0	$ 0